Activity for related party transactions during the period is as follows (dollars in thousands) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Activity for related party transactions during the period is as follows
Related party extensions of credit, beginning of period	$ 3,831	$ 3,829
New loans	1,116	745
Repayments	(1,125)	(743)
Related party extension of credit, end of period	3,822	3,831
The aggregate balances of related party deposits	15,724	15,984
The aggregate balances of related party repurchase agreements	9,079	8,694
Significant services provided by a director for consulting services	38
Significant services provided by a director for building contractor services		$ 1,105